Other Current Assets - Summary of Other Current Assets (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets [Line Items]
Employee Retention Tax Credit	$ 214,699	$ 334,443
Clinical trial refund	144,634	0
Other current assets	188,117	159,326
Other Assets, Current	$ 547,450	$ 493,769	$ 491,774